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               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                   SUPPLEMENT
                          TO PROSPECTUS DATED MAY 1, 1998


                      Separate Account VA-K (ExecAnnuity Plus)




The management fee table under the section INVESTMENT ADVISORY SERVICES is amended to change the management fee structure for the Select Growth Fund as follows:


                      First $250 Million...........0.85%
                      Next $250 Million............0.80%
                      Next $250 Million............0.70%
                      Over $750 Million............0.70%







Dated:   June 1, 1998